Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans receivable
Consumer loans	$ 6,926	$ 7,304	$ 7,343
Commercial and municipal loans	109,482	107,750	83,835
Unamortized adjustment to fair value			1,101
Total loans	907,157	909,470	722,434
Allowance for loan losses	(9,770)	(9,923)	(9,131)	(9,864)	(9,519)
Deferred loan origination costs, net	2,737	2,689	1,649
Loans receivable, net	900,124	902,236	714,952
Conventional
Loans receivable
Total loans			470,013
Allowance for loan losses		(4,897)	(4,845)	(3,982)
Real Estate Commercial
Loans receivable
Total loans	228,859	234,264	148,343
Allowance for loan losses		(3,616)	(3,146)	(2,920)
Mortgage Loans on Real Estate
Loans receivable
Total loans	790,749	794,416	630,155
Mortgage Loans on Real Estate | Conventional
Loans receivable
Total loans	478,286	471,449	397,010
Mortgage Loans on Real Estate | Home Equity
Loans receivable
Total loans	67,190	69,291	71,990
Mortgage Loans on Real Estate | Construction
Loans receivable
Total loans	16,414	19,412	12,731
Mortgage Loans on Real Estate | Real Estate Commercial
Loans receivable
Total loans	228,859	234,264	148,424
Originated Loans
Loans receivable
Consumer loans	6,284	6,595
Commercial and municipal loans	95,793	93,680
Total loans	822,394	820,463
Allowance for loan losses	(9,770)	(9,923)
Deferred loan origination costs, net	2,737	2,767
Loans receivable, net	815,361	813,307
Originated Loans | Real Estate Commercial
Loans receivable
Total loans	175,142	178,574
Originated Loans | Mortgage Loans on Real Estate
Loans receivable
Total loans	720,317	720,188
Originated Loans | Mortgage Loans on Real Estate | Conventional
Loans receivable
Total loans	466,177	458,206
Originated Loans | Mortgage Loans on Real Estate | Home Equity
Loans receivable
Total loans	67,190	68,175
Originated Loans | Mortgage Loans on Real Estate | Construction
Loans receivable
Total loans	11,808	15,233
Originated Loans | Mortgage Loans on Real Estate | Real Estate Commercial
Loans receivable
Total loans	175,142	178,574
Acquired Loans
Loans receivable
Consumer loans	642	709
Commercial and municipal loans	13,689	14,070
Total loans	84,763	89,007
Deferred loan origination costs, net		(78)
Loans receivable, net	84,763	88,929
Acquired Loans | Real Estate Commercial
Loans receivable
Total loans	53,717	55,690
Acquired Loans | Mortgage Loans on Real Estate
Loans receivable
Total loans	70,432	74,228
Acquired Loans | Mortgage Loans on Real Estate | Conventional
Loans receivable
Total loans	12,109	13,243
Acquired Loans | Mortgage Loans on Real Estate | Home Equity
Loans receivable
Total loans		1,116
Acquired Loans | Mortgage Loans on Real Estate | Construction
Loans receivable
Total loans	4,606	4,179
Acquired Loans | Mortgage Loans on Real Estate | Real Estate Commercial
Loans receivable
Total loans	$ 53,717	$ 55,690